Schedule of Investments (unaudited)
January 31, 2026
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.8%
Alexander & Baldwin, Inc.	217,092	$ 4,502,488
Alpine Income Property Trust, Inc.	38,891	685,259
American Assets Trust, Inc.	155,583	2,809,829
Armada Hoffler Properties, Inc.	238,211	1,660,331
Broadstone Net Lease, Inc.	565,055	10,459,168
CTO Realty Growth, Inc.	93,897	1,668,550
Essential Properties Realty Trust, Inc.	590,635	17,931,678
Gladstone Commercial Corp.	137,231	1,598,741
Global Net Lease, Inc.	589,382	5,575,554
NexPoint Diversified Real Estate Trust	108,125	517,919
WP Carey, Inc.	651,491	45,441,497
		92,851,014
Health Care REITs — 18.3%
Alexandria Real Estate Equities, Inc.	515,547	28,169,488
American Healthcare REIT, Inc.	503,204	23,605,300
CareTrust REIT, Inc.	668,861	24,975,270
Community Healthcare Trust, Inc.	82,069	1,418,152
Diversified Healthcare Trust	654,727	3,803,964
Global Medical REIT, Inc.	38,169	1,318,357
Healthcare Realty Trust, Inc.	985,553	16,547,435
Healthpeak Properties, Inc.	2,083,493	35,919,419
LTC Properties, Inc.	135,917	4,956,893
Medical Properties Trust, Inc.	1,500,544	7,532,731
National Health Investors, Inc.	139,868	11,485,960
Omega Healthcare Investors, Inc.	886,749	38,910,546
Sabra Health Care REIT, Inc.	707,372	13,249,077
Sila Realty Trust, Inc.	165,556	4,031,289
Universal Health Realty Income Trust	38,472	1,528,492
Ventas, Inc.	1,407,401	109,312,836
Welltower, Inc.	1,512,802	284,951,385
		611,716,594
Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	666,520	7,758,293
Braemar Hotels & Resorts, Inc.	161,762	431,904
Chatham Lodging Trust	140,091	996,047
DiamondRock Hospitality Co.	615,306	5,648,509
Host Hotels & Resorts, Inc.	2,061,159	38,193,276
Park Hotels & Resorts, Inc.	589,267	6,440,688
Pebblebrook Hotel Trust(a)	349,516	3,991,473
RLJ Lodging Trust	408,032	3,031,678
Ryman Hospitality Properties, Inc.	183,624	17,389,193
Service Properties Trust(a)	461,080	917,549
Summit Hotel Properties, Inc.	319,952	1,414,188
Sunstone Hotel Investors, Inc.	541,996	4,753,305
Xenia Hotels & Resorts, Inc.(a)	283,881	4,187,245
		95,153,348
Industrial REITs — 12.6%
Americold Realty Trust, Inc.	857,057	10,636,077
EastGroup Properties, Inc.	159,131	28,904,555
First Industrial Realty Trust, Inc.	384,772	22,328,319
Industrial Logistics Properties Trust	161,118	858,759
Innovative Industrial Properties, Inc.	82,476	3,985,240
Lineage, Inc.	212,561	7,590,553
LXP Industrial Trust	173,380	8,590,979
One Liberty Properties, Inc.	54,599	1,176,609
Prologis, Inc.	2,063,732	269,440,850
Rexford Industrial Realty, Inc.	700,669	28,398,115
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	561,320	$ 21,055,113
Terreno Realty Corp.	304,551	18,742,069
		421,707,238
Office REITs — 3.7%
Brandywine Realty Trust	512,295	1,449,795
BXP, Inc.	476,067	30,787,253
COPT Defense Properties	339,585	10,462,614
Cousins Properties, Inc.	501,951	12,669,243
Douglas Emmett, Inc.	427,242	4,511,676
Easterly Government Properties, Inc.	126,766	2,965,057
Empire State Realty Trust, Inc., Class A(a)	418,032	2,771,552
Highwoods Properties, Inc.	325,993	8,426,919
Hudson Pacific Properties, Inc.(b)	159,812	1,377,579
JBG SMITH Properties	177,860	2,995,162
Kilroy Realty Corp.	352,684	12,160,544
NET Lease Office Properties	44,764	873,346
Orion Properties, Inc.	154,589	344,734
Peakstone Realty Trust, Class E	109,691	1,713,373
Piedmont Realty Trust, Inc., Class A	373,006	3,140,711
Postal Realty Trust, Inc., Class A	71,114	1,296,408
SL Green Realty Corp.	214,058	9,585,517
Vornado Realty Trust	530,691	16,918,429
		124,449,912
Residential REITs — 15.2%
American Homes 4 Rent, Class A	1,026,936	32,163,636
Apartment Investment & Management Co., Class A	391,840	2,304,019
AvalonBay Communities, Inc.	427,457	75,946,285
BRT Apartments Corp.	33,827	496,919
Camden Property Trust	317,269	34,598,184
Centerspace	50,279	3,231,431
Equity LifeStyle Properties, Inc.	577,495	36,480,359
Equity Residential	1,138,428	70,946,833
Essex Property Trust, Inc.	191,561	48,248,469
Independence Realty Trust, Inc.	716,938	11,972,865
Invitation Homes, Inc.	1,839,096	49,159,036
Mid-America Apartment Communities, Inc.	349,733	46,969,142
NexPoint Residential Trust, Inc.	67,547	2,041,270
Sun Communities, Inc.	368,096	46,906,473
UDR, Inc.	992,978	36,889,133
UMH Properties, Inc.	238,107	3,721,612
Veris Residential, Inc.	224,066	3,403,563
		505,479,229
Retail REITs — 17.5%
Acadia Realty Trust	392,741	7,858,747
Agree Realty Corp.	339,935	24,553,505
Alexander’s, Inc.	6,444	1,578,136
Brixmor Property Group, Inc.	915,148	24,516,815
CBL & Associates Properties, Inc.	54,868	1,964,274
Curbline Properties Corp.	290,383	7,041,788
Federal Realty Investment Trust	255,676	25,864,184
FrontView REIT, Inc.	62,769	1,030,039
Getty Realty Corp.	161,301	4,816,448
InvenTrust Properties Corp.	231,718	6,810,192
Kimco Realty Corp.	2,008,497	42,339,117
Kite Realty Group Trust	646,873	15,195,047
Macerich Co. (The)	755,611	14,303,716
NETSTREIT Corp.	250,925	4,727,427
NNN REIT, Inc.	562,083	23,421,999
Phillips Edison & Co., Inc.	375,699	13,611,575
Realty Income Corp.	2,427,906	148,490,731
Regency Centers Corp.	542,948	39,564,621

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Saul Centers, Inc.	36,603	$ 1,161,413
Simon Property Group, Inc.	806,517	154,294,767
SITE Centers Corp.	149,758	916,519
Tanger, Inc.	332,613	10,883,097
Urban Edge Properties	378,462	7,353,517
Whitestone REIT	134,280	1,912,147
		584,209,821
Specialized REITs — 26.8%
CubeSmart	680,370	25,534,286
Digital Realty Trust, Inc.	912,225	151,383,739
EPR Properties	224,250	12,163,320
Equinix, Inc.	243,721	200,077,881
Extra Space Storage, Inc.	633,226	87,366,191
Farmland Partners, Inc.	117,503	1,364,210
Four Corners Property Trust, Inc.	315,421	7,775,128
Gaming & Leisure Properties, Inc.	816,094	36,520,206
Gladstone Land Corp.	103,353	1,152,386
Iron Mountain, Inc.	881,856	81,245,393
Lamar Advertising Co., Class A	259,445	33,289,388
Millrose Properties, Inc., Class A	460,059	13,709,758
National Storage Affiliates Trust	211,421	6,725,302
Outfront Media, Inc.	440,156	10,704,594
Public Storage	472,334	130,453,927
Safehold, Inc.	166,591	2,350,599
Smartstop Self Storage REIT, Inc.	93,308	2,933,604
VICI Properties, Inc.	3,210,837	90,160,303
		894,910,215
Total Long-Term Investments — 99.8% (Cost: $3,363,523,601)		3,330,477,371
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	3,910,644	$ 3,912,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	4,633,684	4,633,684
Total Short-Term Securities — 0.2% (Cost: $8,546,142)		8,546,283
Total Investments — 100.0% (Cost: $3,372,069,743)		3,339,023,654
Liabilities in Excess of Other Assets — (0.0)%		(1,475,297)
Net Assets — 100.0%		$ 3,337,548,357

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,873,641	$ —	$ (1,961,056)(a)	$ 6	$ 8	$ 3,912,599	3,910,644	$ 10,875 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,262,548	—	(628,864)(a)	—	—	4,633,684	4,633,684	189,834	—
				$ 6	$ 8	$ 8,546,283		$ 200,709	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	166	03/20/26	$ 6,071	$ 160,059
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,330,477,371	$ —	$ —	$ 3,330,477,371
Short-Term Securities
Money Market Funds	8,546,283	—	—	8,546,283
	$ 3,339,023,654	$ —	$ —	$ 3,339,023,654
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 160,059	$ —	$ —	$ 160,059

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust